RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

	Maturity	2021	2020
Assets
Joint venture
Gerdau Corsa SAPI de C.V.		—	117,092
Others
Fundação Gerdau	December 31, 2022	2,678	17,262
		2,678	134,354
Liabilities
Joint venture
Bradley Steel Processors Inc.	August 1, 2022	(24,648)	(22,855)
		(24,648)	(22,855)

	2021	2020	2019
Net financial income	6,089	8,277	4,767

b) Operations with related parties

During the years ended December 31, 2021, 2020 and 2019, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$997,298 as of December 31, 2021 (R$887,945 and R$1,572,618 as of December 31, 2020 and 2019, respectively) and purchases in the amount of R$304,239 as of December 31, 2021 (R$208,948 and R$198,636 as of December 31, 2020 and 2019, respectively). The net amount totals R$693,058 as of December 31, 2021 (R$678,997 and R$1,373,982 as of December 31, 2020 and 2019, respectively).

Additionally, the Company recorded income derived from rental agreement in the amount of R$ 670 as of December 31, 2021 (R$ 524 and R$ 554 as of December 31, 2020 and 2019, respectively).

During the year ended on December 31, 2020, the Company and its subsidiaries carried out transactions with controlling shareholders referring to the sale of property in the amount of R$21,204 with receivement in six annual installments adjusted by the positive variation of the IPCA. The decision about the buyer was made through a competitive market process that considered several potential buyers to whom the asset was presented, under the coordination of an independent specialized company. The sale price was determined based on independent valuations and carried out by professionals specialized in valuing tangible assets. As a conclusion of this process, the best proposal was recommended under the terms of the independent appraisal and, as it is a related party, it was approved by the Board of Directors, observing the terms of the Company's Related Party Transactions Policy.

During the year ended on December 31, 2019, the Company and its subsidiaries made transactions with controlling shareholders, directly or indirectly, mainly of guarantees provided by the controlling in guarantees of debentures, on which the Company paid a fee of 0.95 % p.a. on the amount guaranteed. The effect of these transactions was an expense of R$68 as of December 31, 2019.

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2021	2020	2019
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	4,905,367	Oct/24	2,157,290	2,242,865	1,784,868
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	—	30,125	37,285
Gerdau Metaldom S.A. e Gerdau Corsa S.A.P.I. de C.V	Joint-venture	Financing Agreements	274,560	Feb/20	—	—	241,842

c) Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

The expense recognized related to key management salaries, variable compensation and benefits was R$61,747 for the year ended on December 31, 2021 (R$33,773 and R$13,963 for the years ended on December 31, 2020 and 2019, respectively).

Contributions to management’s defined contribution pension plans totaled R$1,932 for the year ended on December 31, 2021 (R$1,416 and R$1,687 for the years ended on December 31, 2020 and 2019, respectively).

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$19,637 for the year ended on December 31, 2021 (R$19,328 and R$17,606 for the years ended on December 31, 2020 and 2019, respectively).

The cost of social charges, related to the management of the Company, totaled R$ 23,266 for the year ended on December 31, 2021 (R$ 27,830 and R$15,247 for the years ended on December 31, 2020 and 2019, respectively).

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2021	2020	2019
Available at beginning of the year	6,456,248	6,717,872	6,375,547
Granted	709,990	733,218	1,083,116
Exercised	(3,453,802)	(937,325)	(627,076)
Cancelled	—	(64,112)	(38,553)
Others	—	6,595	(75,162)
Available at the end of the year	3,712,436	6,456,248	6,717,872

Additional information on the long-term incentive plan are presented in Note 26.

e) Other information from related parties

The Company has contracted a convertible loan into equity interest with the company Brasil ao Cubo Construção modular Ltda., which is presented in the line of Other non-current assets, in the amount of R$ 91,666 on December 31, 2021. Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$35,595 (R$104,322 on December 31, 2020). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in Note 21.